UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JLS

Nuveen Mortgage Opportunity Term Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 135.3% (98.2% of Total Investments)

	MORTGAGED-BACKED SECURITIES – 135.3% (98.2% of Total Investments)

	Residential – 135.3%

$1,370	Angel Oak Mortgage Trust, Series 2016-1, 144A (WI/DD)	3.644%	1/25/47	A	$1,369,977
3,223	Angel Oak Mortgage Trust, Series 2016-1, 144A	3.500%	7/25/46	N/R	3,215,258
6,500	Argent Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2	1.481%	10/25/35	BB	5,786,511
2,590	Atlas Senior Loan Fund Ltd, Series 2012-2A, 144A	5.070%	1/30/24	BBB	2,590,668
2,650	Babson CLO Limited, Series 2012-2A, 144A	4.639%	5/15/23	BBB	2,650,533
1,836	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6	6.000%	7/25/46	Caa3	1,585,908
3,125	Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-200P, 144A	3.716%	4/14/33	BB–	2,950,973
1,763	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	1,592,404
2,020	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-1	5.648%	9/10/45	Baa1	2,016,706
5,330	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2015-UBS7	3.167%	9/15/48	BBB–	4,075,023
5,178	Bank of America Funding Trust, 2007-A 2A1	1.153%	2/20/47	CCC	4,792,064
3,674	Bayview Opportunity Master Fund Trust, 2016-CRT1, 144A	2.742%	10/27/27	A–	3,673,521
5,965	Bayview Opportunity Master Fund Trust, 2017-CRT1, 144A	3.142%	10/25/28	BBB–	5,969,587
1,807	Bayview Opportunity Master Fund Trust, 2017-NPL1, 144A	3.598%	1/28/32	N/R	1,801,994
3,225	BB UBS Trust, Series 2012-SHOW, 144A	4.026%	11/05/36	Baa1	3,121,054
6,071	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2	1.161%	1/25/37	Caa3	5,075,851
5,014	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1	1.171%	3/25/37	Caa3	4,693,418
1,874	Bear Stearns Adjustable Rate Mortgage Trust 2005-3	3.451%	6/25/35	Caa2	1,797,205
3,080	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate, Series 2006-4	3.195%	10/25/36	D	2,683,055
4,238	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate, Series 2007-4	4.471%	6/25/47	D	3,880,649
1,109	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2005-12	3.282%	2/25/36	Caa3	936,926
4,234	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2005-12	3.172%	2/25/36	Caa3	3,894,251
2,506	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1	3.380%	2/25/47	D	2,093,297
755	BlueMountain Collateralized Loan Obligation, Series 2014-1A, 144A	4.620%	4/30/26	BBB	755,940
2,305	Bowman Park CLO Limited, Series 2014-1A, 144A	4.403%	11/23/25	BBB–	2,304,931
6,490	Carrington Mortgage Loan Trust, Asset-Backed Pass-Through Certificates, Series 2005-NC5	1.471%	10/25/35	BB	6,008,090
4,156	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2007-HE1	1.141%	6/25/37	Ba1	3,880,223
1,879	CDGJ Commercial Mortgage Trust, Mortgage Pass-Through Certificates, Series 2014-BXCH, 144A	5.244%	12/15/27	BB–	1,892,424
4,244	Chaseflex Trust Series 2007-2	1.271%	5/25/37	CCC	3,905,455
975	CIFC Funding Limited, Series 2012-2A, 144A	4.750%	12/05/24	BBB	975,397
885	CIFC Funding Limited, Series 2012-3A, 144A	5.039%	1/29/25	BBB+	885,376
2,100	CIFC Funding Limited, Series 2014-3A, 144A	4.553%	7/22/26	Baa3	2,084,250
730	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-GC29, 144A	3.110%	4/10/48	BBB–	521,627
981	Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2017-CD3, 144A	3.250%	2/10/50		795,998
887	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006-AR2	3.512%	3/25/36	Caa2	780,444
879	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	3.410%	8/25/35	Caa2	770,615

NUVEEN	1

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$1,107	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	3.202%	7/25/37	Caa2	$1,006,546
2,432	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	3.334%	11/25/36	D	2,126,929
315	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3, 144A	4.929%	10/15/45	A–	315,012
3,820	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, 144A	4.725%	10/15/45	BBB	3,466,284
3,250	Commercial Mortgage Pass-Through Certificates, Series CR5 A4, 144A	4.331%	12/10/45	Baa3	2,905,027
1,130	Core Industrial Trust, Series 2015-CALW, 144A	3.850%	2/10/34	B	1,092,825
472	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	356,801
3,975	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19	6.000%	8/25/37	D	3,257,029
4,356	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1	1.131%	8/25/37	Caa2	3,583,811
1,693	Countrywide CHL Mortgage Pass-Through Trust, Series 2006-HYB1	3.224%	3/20/36	Caa3	1,441,643
918	Countrywide CHL Mortgage Pass-Through Trust, Series 2005-HY10	3.511%	2/20/36	Caa2	766,721
3,494	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7	3.010%	11/20/35	Caa3	2,944,155
3,044	Credit Suisse Adjustable Rate Mortgage Trust 2005-9	1.531%	11/25/35	BBB+	2,824,260
677	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	1.201%	6/25/37	Caa2	636,674
2,548	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2005-12	3.434%	3/25/36	Caa3	2,214,993
797	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	3.347%	5/25/36	D	737,791
2,100	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C1, 144A	3.943%	4/15/50	BBB–	1,745,852
4,700	CSAIL Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-C3	3.505%	8/15/48	BBB–	3,429,828
8,200	Fannie Mae, (WI/DD)	3.000%	4/01/40	Aaa	8,132,091
3,785	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03	5.991%	7/25/25	N/R	4,163,299
1,240	Fannie Mae, Connecticut Avenue Securities, Series 2015-C03	5.991%	7/25/25	N/R	1,357,142
1,300	Fannie Mae, Connecticut Avenue Securities, Series 2015-C04	6.541%	4/25/28	N/R	1,446,980
4,086	Fannie Mae, Connecticut Avenue Securities, Series 2015-C04	6.691%	4/25/28	N/R	4,622,960
515	Fannie Mae, Connecticut Avenue Securities, Series 2016-C03	13.741%	10/25/28	N/R	691,207
2,600	Fannie Mae, Connecticut Avenue Securities, Series 2016-C03	6.891%	10/25/28	B	2,959,524
817	Fannie Mae, Connecticut Avenue Securities, Series 2016-C04	2.441%	1/25/29	Baa2	826,258
3,627	Fannie Mae, Connecticut Avenue Securities, Series 2016-C02	6.991%	9/25/28	Ba2	4,139,189
2,455	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05	11.741%	1/25/29	N/R	2,919,160
4,734	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05	5.441%	1/25/29	B	5,058,549
2,239	Fannie Mae, Connecticut Avenue Securities, Series 2016-C05	2.341%	1/25/29	BBB–	2,251,447
1,950	Fannie Mae, Connecticut Avenue Securities, Series 2016-C07	10.491%	4/25/29	N/R	2,135,559
2,530	Fannie Mae, Connecticut Avenue Securities, Series 2016-C07	5.341%	4/25/29	B	2,673,541
5,545	Fannie Mae, Connecticut Avenue Securities, Series 2017-C02	6.491%	9/25/29	N/R	5,594,464
3,016	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-FA3	6.000%	7/25/36	Ca	2,456,538
1,874	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Ca	1,525,949
2,658	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2005-A7	3.066%	9/25/35	Caa2	2,355,080
2,546	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-AA2	3.078%	5/25/36	Ca	2,051,246
1,504	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate, Series 2007-AR2	3.030%	8/25/37	D	1,195,865
7,310	Freddie Mac Collateralized Mortgage REMIC Series 4338, (I/O)	2.568%	6/25/42	Aaa	1,049,886
4,045	Freddie Mac Mortgage Trust, Multifamily Mortgage Pass-Through Certificates, Series K720, 144A	3.505%	7/25/22	Ba2	3,648,264
5,400	Freddie Mac Mulitfamily Structured Pass-Through Certificates, Series K701, (I/O)	2.181%	7/25/48	Aaa	64,807
3,250	Freddie Mac Multifamily Aggregation Period Risk Transfer Trust, Series 2017-KT01, 144A	4.566%	2/25/20	Aaa	3,246,084

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$3,175	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, 144A	4.083%	8/25/47	Baa3	$3,194,412
1,531	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2013-K31, 144A	3.741%	7/25/46	Baa3	1,490,786
2,000	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2014-K715, 144A	4.267%	2/25/46	Baa2	2,035,514
3,160	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K44, 144A	3.811%	1/25/48	BBB–	2,877,089
250	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K45, 144A	3.714%	4/25/48	BBB–	221,549
2,600	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K50, 144A	3.908%	10/25/48	BBB–	2,287,124
1,295	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K714, 144A	3.980%	1/25/47	Baa3	1,310,165
2,890	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2015-K718, 144A	3.668%	2/25/22	Ba2	2,673,832
1,299	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K56, 144A	4.072%	6/25/49	BBB–	1,129,520
810	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K59, 144A	3.695%	11/25/49	A–	751,729
1,070	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K60, 144A	3.658%	12/25/49	BBB–	889,591
1,400	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2016-K722, 144A	3.966%	7/25/49	BBB–	1,243,332
3,250	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K61, 144A	3.808%	12/25/26	BBB	3,026,523
5,220	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K63, 144A	4.005%	2/25/50	BB+	4,420,797
980	Freddie Mac MultiFamily Mortgage Trust, Structured Pass-Through Certificates, Series 2017-K724, 144A	3.618%	11/25/23	BBB	926,858
1,630	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.909%	1/25/43	Aaa	163,309
17,405	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.811%	11/25/40	Aaa	1,447,088
11,406	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K031, (I/O)	1.714%	7/25/41	Aaa	972,811
16,460	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K034, (I/O)	1.783%	9/25/41	Aaa	1,517,581
9,800	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, (I/O)	2.281%	1/25/42	Aaa	1,214,646
31,850	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, (I/O)	1.851%	1/25/42	Aaa	1,845,561
13,450	Freddie Mac Multifamily Structured Pass-Through Certificates, Series 2011-K012, (I/O)	2.329%	1/25/41	Aaa	1,056,089
775	Freddie Mac MultiFamily Structured Pass-Through Certificates, Series 2014-K37, 144A	4.713%	1/25/47	A–	770,367
4,311	Freddie Mac MultiFamily Structured Pass-Through Certificates, Series 2015-K46, 144A	3.819%	4/25/48	BBB–	3,829,329
15,800	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.675%	8/25/40	Aaa	539,140
4,900	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-C1	5.606%	12/10/49	Ba3	4,871,431
2,748	Ginnie Mae Mortgage Pool, (I/O)	4.000%	9/16/26	Aaa	330,749
14,669	Ginnie Mae Mortgage Pool, (I/O)	3.000%	12/16/27	Aaa	1,327,079
2,639	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AR5	3.311%	9/19/35	CCC	2,254,157
2,729	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2	6.000%	12/25/35	D	2,367,162
2,459	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.808%	4/19/36	Caa3	2,203,182
4,434	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	1.441%	8/25/37	B3	4,086,437
277	Goldman Sachs Mortgage Securities Corporation, GSR Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-AR1	3.285%	3/25/47	D	249,577

NUVEEN	3

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$2,850	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4	3.496%	1/25/36	D	$2,647,778
4,115	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2014-GC20, 144A	4.858%	4/10/47	BBB–	3,108,477
1,605	Goldman Sachs Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2017-GS5, 144A	3.509%	3/10/50	BBB–	1,369,106
1,710	Goldman Sachs Mortgage Securities Trust, Series 2014-GC18	4.945%	1/10/47	A3	1,765,301
1,220	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	156,247
970	Green Tree Agency Funding Trust, Manufactured Housing Contract Pass-Through Certificates, Series 2016-T1, 144A	2.380%	10/15/48	AAA	962,327
2,806	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	3.557%	5/25/37	D	2,275,852
3,885	HarborView Mortgage Loan Trust 2006-12	1.234%	12/19/36	Ca	3,171,405
4,711	HomeBanc Mortgage Trust, Mortgage Backed Notes 2005-5	1.251%	1/25/36	Caa1	4,165,063
3,333	HomeBanc Mortgage Trust, Mortgage Backed Notes 2006-2	1.171%	12/25/36	B3	2,961,875
1,180	Honor Automobile Trust, Series 2016-1A, 144A	5.760%	4/15/21	BBB	1,189,731
1,665	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3	4.326%	7/25/37	Caa2	1,502,547
3,234	IndyMac INDX Mortgage Loan Trust, Series 2007-AR5	3.463%	5/25/37	Ca	2,627,783
3,433	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11	3.159%	8/25/35	Caa3	2,839,120
450	IndyMac INDX Mortgage Loan Trust, Series 2005-AR23	3.106%	11/25/35	Caa3	393,294
691	IndyMac INDX Mortgage Loan Trust, Series 2006-AR11	3.427%	6/25/36	Ca	615,712
1,406	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	1.201%	7/25/36	Caa3	1,222,893
2,216	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	1.111%	7/25/36	Caa3	1,909,352
2,167	IndyMac INDX Mortgage Loan Trust, Series 2006-AR39	1.171%	2/25/37	Caa3	1,889,056
1,300	InSite Issuer LLC, Series 2016-1A, 144A	6.414%	11/15/46	BB–	1,319,844
1,110	J.P. Morgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	3.421%	6/25/36	Caa2	963,302
3,068	JP Morgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-S4	5.960%	12/25/36	Ca	2,703,786
736	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	593,547
1,705	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-C5, 144A	5.588%	8/15/46	Baa3	1,704,972
3,335	JP Morgan Chase Commercial Mortgage Securities Corporation, Pass-Through Certificates Trust 2013-C16, 144A	5.140%	12/15/46	BBB–	3,142,195
5,000	JP Morgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates, Series 2006-LDP9	5.337%	5/15/47	Ba1	4,936,553
136	JP Morgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Baa3	135,889
3,658	JP Morgan JPMBB Commercial Mortgage Securities Trust, Pass-Through Certificates, Series 2014-C23, 144A	4.108%	9/15/47	BBB–	2,955,362
4,200	JP Morgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5	1.251%	6/25/37	Ba3	3,818,688
2,639	JP Morgan Mortgage Acquisition Trust, Series 2006-A6, 144A	3.308%	10/25/36	Caa2	2,328,760
1,045	JPMBD Commercial Mortgage Securities Trust, Series 2016-C4	3.225%	12/15/49	BBB–	760,690
2,275	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2015-10, 144A	4.495%	11/02/20	N/R	2,277,425
1,533	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2016-3, 144A	2.995%	9/01/21	N/R	1,513,723
2,943	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2016-4, 144A	2.983%	10/01/21	N/R	2,922,935
2,458	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2016-5, 144A	2.995%	11/01/21	N/R	2,450,601
2,768	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-1, 144A	2.995%	1/01/22	N/R	2,761,028
2,626	LSTAR Securities Investment Trust, Mortgage Pass-Through Certificates, Series 2017-2, 144A	2.995%	2/01/22	N/R	2,596,416
1,995	Magnetite CLO Limited, Series 2012-7A, 144A	4.908%	1/15/25	A2	2,007,846
1,215	Marine Park CLO Limited, Series 2012-1A, 144A	4.602%	5/18/23	BBB	1,215,152
2,506	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2	3.430%	8/25/36	Caa2	2,297,927
4,352	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.342%	6/25/37	D	3,636,257

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$3,900	ML_CFC Commercial Mortgage Trust, Pass-Through Certificates, Series 2007-8	5.894%	8/12/49	BB	$3,910,835
1,925	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, 144A	4.990%	2/15/47	BBB–	1,703,583
6,189	Morgan Stanley Capital I Inc., Mortgage Pass-Through Certificates, Series 2006- HE1	1.281%	1/25/36	B1	5,797,692
4,130	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-HQ8	5.450%	3/12/44	Ba1	4,119,242
2,045	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-TOP21, 144A	5.332%	10/12/52	Baa1	1,451,725
1,525	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-TOP21, 144A	5.414%	10/12/52	Ba1	541,207
3,786	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14	5.893%	4/15/49	Ba2	3,780,469
2,674	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25	5.574%	11/12/49	Ba2	2,710,463
2,025	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-T29, 144A	6.293%	1/11/43	BB	2,009,642
1,510	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BNK2, 144A	3.000%	11/15/49	BBB–	1,191,745
2,237	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	3.468%	3/25/36	Caa3	1,797,313
495	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-15AR	3.254%	11/25/37	CCC	418,215
3,521	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5	1.251%	12/25/35	BB+	3,261,866
642	New Residential Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2016-3A, 144A	3.250%	9/25/56	Aaa	643,284
2,100	Opteum Mortgage Acceptance Corporation, Asset-backed Pass-Through Certificates, Series 2006-1	1.291%	4/25/36	CCC	1,944,315
4,041	Prestige Auto Receivables Trust, Series 2016-2A, 144A	3.910%	11/15/22	BBB	4,021,146
2,987	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6	1.181%	7/25/36	Caa3	2,601,759
6,669	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA3	1.291%	4/25/36	Ca	4,806,036
4,637	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31	4.110%	9/25/35	Caa3	3,916,716
2,654	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1	5.750%	1/25/36	Caa3	2,410,552
1,644	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2007-QS2	6.250%	1/25/37	Caa3	1,313,706
1,227	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	3.759%	5/25/35	Caa3	946,643
993	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QA1	4.307%	1/25/36	Caa3	793,346
3,500	Residential Asset Mortgage Products Inc. Asset Backed Pass-Through Certificates, Series 2005-RS7	1.491%	7/25/35	Aa2	3,311,592
7,295	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2	1.281%	2/25/36	A2	6,793,854
1,912	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates Series 2007-SA3	4.384%	7/27/37	D	1,696,137
1,180	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2006-SA3	4.310%	9/25/36	D	959,075
1,963	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.978%	4/25/37	Caa2	1,789,346
2,100	Residential Funding Mortgage Securities I, Mortgage Pass -Through Certificates, Series 2007-SA2	3.978%	4/25/37	Caa2	1,913,895
1,319	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	4.368%	8/25/36	D	1,154,320
3,900	Santander Drive Auto Receivables Trust, Series 2015-5	3.650%	12/15/21	A–	3,974,385
780	Seneca Park CLO Limited, Asset-Backed Securities, Series 2014-1A, 144A	4.658%	7/17/26	Baa3	780,002
3,748	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.246%	2/20/47	D	3,354,691
1,358	Sofi Consumer Loan Program Trust, Series 2016-3, 144A	3.050%	12/26/25	N/R	1,358,434
2,488	Sofi Consumer Loan Program Trust, Series 2017-1, 144A	3.280%	1/26/26	N/R	2,499,205

NUVEEN	5

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$3,874	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1	1.181%	7/25/37	CCC	$3,347,694
3,251	Structured Agency Credit Risk Debt Notes 2014-DN2	2.641%	4/25/24	A+	3,284,768
1,143	Structured Agency Credit Risk Debt Notes, Series 2015-DNA1	10.191%	10/25/27	N/R	1,455,585
5,791	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3	3.841%	4/25/28	BBB–	6,008,134
3,505	Structured Agency Credit Risk Debt Notes, Series 2015-HQ2	2.941%	5/25/25	A3	3,578,567
1,959	Structured Agency Credit Risk Notes, Series 2015-HQA1	9.791%	3/25/28	N/R	2,211,425
2,256	Structured Agency Credit Risk Notes, Series 2015-HQA2	11.491%	5/25/28	N/R	2,740,876
4,775	Structured Agency Credit Risk Notes, Series 2016-DNA1	3.891%	7/25/28	Baa3	4,975,052
250	Structured Agency Credit Risk Notes, Series 2016-DNA2	11.491%	10/25/28	N/R	306,785
2,700	Structured Agency Credit Risk Notes, Series 2016-DNA4	4.791%	3/25/29	B	2,787,873
4,880	Structured Agency Credit Risk Notes, Series 2016-HQA1	3.741%	9/25/28	BBB–	5,077,103
3,283	Structured Agency Credit Risk Notes, Series 2016-HQA2	3.241%	11/25/28	Baa2	3,385,988
2,500	Structured Agency Credit Risk Notes, Series 2016-HQA3	9.991%	3/25/29	N/R	2,704,520
2,674	Structured Agency Credit Risk Notes, Series 2016-HQA3	2.341%	3/25/29	BBB–	2,692,251
1,960	Structured Agency Credit Risk Notes, Series 2016-HQA4	9.741%	4/25/29	N/R	2,041,995
4,260	Structured Agency Credit Risk Notes, Series 2016-HQA4	2.291%	4/25/29	BBB–	4,259,998
1,910	Structured Agency Credit Risk Notes, Series 2017-DNA1	5.941%	7/25/29	N/R	1,911,200
6,000	Structured Agency Credit Risk Notes, Series 2017-HQA1	5.991%	8/25/29	N/R	5,921,181
4,024	Structured Agency Credit Risk Notes, Series 2017-HQA1	2.191%	8/25/29	Baa3	4,038,244
2,229	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate, Series 2007-2	3.614%	4/25/37	D	1,856,792
1,305	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate, Series 2007-4	3.556%	10/25/37	Caa1	1,189,428
3,517	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1	3.543%	2/25/37	D	3,048,986
2,275	Vericrest Opportunity Loan Transferee, Series 2017-NPL2, 144A	3.500%	3/25/47	N/R	2,275,960
2,315	Voya CLO Limited, Series 2012-3AR, 144A	5.108%	10/15/22	BBB	2,317,121
4,060	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30	5.413%	12/15/43	B1	4,085,494
1,366	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.984%	4/15/47	B3	1,360,252
3,650	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C31	5.660%	4/15/47	Ba1	3,662,171
3,825	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.471%	10/15/44	B+	3,420,315
1,377	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.663%	11/25/36	D	1,227,292
4,565	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17	1.458%	12/25/46	Caa3	3,843,098
2,011	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	2.519%	1/25/37	D	1,791,687
1,266	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	2.666%	6/25/37	D	1,172,384
1,356	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-HY1	1.151%	2/25/37	Caa3	1,023,195
1,839	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	1,507,113
4,330	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.800%	12/25/36	D	3,717,813
3,154	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR	2.744%	12/25/36	D	2,885,329
2,214	Washington Mutual Mortgage Securities Corporation. Mortgage Pass-Through Certificates, Series 2006-AR7	1.642%	7/25/46	Caa3	1,934,487
881	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	776,974
2,235	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA6	3.184%	12/28/37	D	2,050,179
2,950	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-NXS1	4.240%	5/15/48	BBB–	2,438,029
735	Wells Fargo Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BNK1, 144A	3.000%	8/15/49	BBB–	608,298
2,447	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	3.139%	11/25/37	Caa2	2,295,822

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Residential (continued)

$3,101	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1	3.156%	12/28/37	Caa3	$2,855,865
2,546	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR10	3.169%	7/25/36	D	2,398,332
2,430	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2014-C20, 144A	3.986%	5/15/47	N/R	1,833,529
$728,697	Total Long-Term Investments (cost $537,598,694)				550,546,826

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.5% (1.8% of Total Investments)

	REPURCHASE AGREEMENTS – 2.5% (1.8% of Total Investments)

$10,103	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $10,103,262, collateralized by $10,090,000, 3.125%, U.S. Treasury Bonds, due 8/15/44, Value $10,308,065	0.090%	4/03/17		$10,103,186
	Total Short-Term Investments (cost $10,103,186)				10,103,186
	Total Investments (cost $547,701,880) – 137.8%				560,650,012
	Borrowings – (36.2)% (3), (4)				(147,200,000)
	Other Assets Less Liabilities – (1.6)%				(6,541,004)
	Net Assets – 100%				$406,909,008

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgaged-Backed Securities	$—	$550,546,826	$—	$550,546,826

Short-Term Investments:
Repurchase Agreements	—	10,103,186	—	10,103,186
Total	$—	$560,650,012	$—	$560,650,012

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of market discount accretion on investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent

NUVEEN	7

JLS	Nuveen Mortgage Opportunity Term Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments was $536,827,424.

Gross unrealized appreciation and gross unrealized depreciation of investments as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$23,975,922
Depreciation	(153,334)
Net unrealized appreciation (depreciation) of investments	$23,822,588

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Borrowings as a percentage of Total Investments is 26.3%.

(4)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(I/O)	Interest only security.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

8	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017